INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES

16.	INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

(All amounts in tables are expressed in thousands of Canadian dollars)

	Year ended December 31, 2021	Year ended December 31, 2020
Net loss	$(3,996)	$(2,741)
Statutory tax rate	27%	27%
Expected income tax recovery at the statutory tax rate	(1,079)	(740)
Permanent differences and other	479	222
Change in valuation allowance	600	518
Net deferred income tax recovery	$-	$-

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Exploration and evaluation assets	$7,209	$7,198
Loss carry-forwards	5,351	4,878
Share issuance costs	84	175
Cumulative eligible capital	-	34
Investment	81	35
Equipment	273	102
	13,022	12,422
Valuation allowance	(13,022)	(12,422)
Net deferred tax asset	$-	$-

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2022	$-	$-	$-	$227
2023	-	-	-	112
2024	-	-	-	43
2030	696	-	-	18
2031	517	-	-	-
2032	645	-	-	-
2033	847	-	-	-
2034	1,484	-	-	-
2035	2,141	-	-	-
2036	2,213	-	-	-
2037	2,637	-	-	-
2038	2,656	-	-	-
2039	2,583	-	-	-
2040	1,682	-	-	-
2041	1,503	-	-	-
No expiry	-	58	65,799	-
	$19,604	$58	$65,799	400